PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 96,815	$ 97,463
Less: Accumulated depreciation	(57,248)	(49,428)
Impairment	(188)	(397)
Property, plant and equipment, net	39,379	47,638
Depreciation expenses	10,555	9,239	$ 9,296
Impairment loss on long-lived assets		2,148
Impairment loss for property, plant and equipment	0	374	$ 0
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	978	956
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	15,397	14,913
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	79,469	80,464
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 971	$ 1,130